Shareholder Report, Holdings (Details)	May 31, 2026
C000106430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000106430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000106430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000106430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000106430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000106430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106430 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106430 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000106430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000106430 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000106430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000106430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000078713 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078713 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000078713 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078713 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000078713 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000078713 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078713 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078713 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078713 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078713 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078713 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078713 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078713 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078713 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000078713 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078713 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078713 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078713 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078713 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000078712 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000078712 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000078712 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000078712 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000078712 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078712 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000078712 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078712 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078712 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078712 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078712 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000078712 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000078712 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000078712 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000078712 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000078712 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078712 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000078712 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000113489 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000113489 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000113489 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000113489 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000113489 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000113489 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000113489 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113489 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113489 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113489 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113489 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000113489 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000113489 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000113489 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000113489 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000113489 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000113489 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000113489 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113489 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113489 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001866 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001866 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001866 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001866 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001866 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000001866 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000001866 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001866 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001866 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001866 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001866 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001866 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001866 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001866 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001866 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000001866 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001866 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001866 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001866 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001866 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001866 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001865 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001865 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000001865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000001865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001865 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001865 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001865 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001865 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001865 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000001865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001865 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000001863 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001863 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000001863 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000001863 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001863 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000001863 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000001863 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000001863 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001863 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001863 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001863 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001863 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001863 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001863 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000001863 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000001863 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001863 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001863 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000212730 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000212730 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.30%
C000212730 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000212730 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212730 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000212730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000212730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000212730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000212730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212730 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000212730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000212730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212730 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212730 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212731 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212731 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212731 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000212731 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000212731 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000212731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000212731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000212731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000212731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000212731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000212731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000212731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000212731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000212731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000212731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000212732 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212732 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000212732 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000212732 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212732 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000212732 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212732 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212732 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000212732 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000238026 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238026 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000238026 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000238026 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000238026 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000238026 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238026 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000238026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000238026 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000238026 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238026 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238026 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238026 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000238026 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000238026 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000238026 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238026 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000238026 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000238026 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000238026 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247081 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247081 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247081 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247081 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247081 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000247081 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000247081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000247081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247081 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247081 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000247081 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%